Capital management and solvency (Tables)	12 Months Ended
Dec. 31, 2020
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Disclosure of Estimated Capital Position	On December 31, 2020, Aegon’s estimated capital position was:

	December 31, 2020 1)	December 31, 2019 2)
Group Own Funds	18,582	18,470
Group SCR	9,473	9,173
Group Solvency II ratio	196%	201%

1	The Solvency II ratios are estimates, are not final until filed with the respective supervisory authority.
2	For 2019, the Group Solvency II ratio excludes Aegon Bank. The 2019 Group Solvency II ratio including Aegon Bank is 198% (Own Funds: EUR 19,207 million; SCR: EUR 9,707 million).

Summary of Composition of Available Own Funds Across Tiers
The below table provides the composition of Aegon’s Available Own Funds across Tiers:

	2020		2019
Available Own Funds	Available Own Funds	Percentage total	Available Own Funds 1)	Percentage total
Tier 1 (Unrestricted Tier 1 + Restricted Tier 1)	15,542	84%	15,338	83%
Unrestricted Tier 1	12,972	70%	12,724	69%
Restricted Tier 1	2,571	14%	2,614	14%
Junior Perpetual Capital Securities	1,563	8%	1,617	9%
Perpetual Cumulative Securities	475	3%	479	3%
Perpetual Contingent Convertible Securities	532	3%	518	3%
Tier 2	2,340	13%	2,370	13%
Subordinated notes issued by Aegon Funding Corp	818	4%	823	4%
Subordinated liabilities Aegon NV	754	4%	773	4%
Grandfathered subordinated notes	768	4%	774	4%
Tier 3	700	4%	762	4%
Total Available Own Funds	18,582		18,470

1	This 2019 published Group Available Own Funds excludes Aegon Bank. The 2019 Group Available Own Funds including Aegon Bank are EUR 19,207 million.

Summary of Equity Compares to Solvency II Own Funds
IFRS equity compares to Solvency II Own Funds as follows:

	2020	2019 3)
IFRS Shareholders’ Equity	22,018	21,842
IFRS adjustments for Other Equity instruments and non controlling interests	2,644	2,591
IFRS Group Equity	24,661	24,433
Solvency II revaluations & reclassifications	(8,621)	(7,599)
Transferability restrictions 1)	(1,766)	(1,973)
Excess of Assets over Liabilities	14,274	14,861
Availability adjustments	4,416	4,446
Fungibility adjustments 2)	(108)	(838)
Available Own Funds	18,582	18,470
1
 This includes the transferability restriction related to the RBC CAL conversion methodology.
2
 The 2019 fungability adjustment contains the exclusion of Aegon Bank.
3
 For 2019, Group Available Own Funds excludes Aegon Bank. The 2019 Group Available Own Funds including Aegon Bank is EUR
19,207
 million.

Summary of Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio

The following table shows the composition of Aegon’s total capitalization, the calculation of the gross financial leverage ratio and its fixed charge coverage:
	Note	2020	2019
Total shareholders’ equity - based on IFRS as adopted by the EU	30	22,815	22,449

Non-controlling interests and Long Term Incentive Plans not yet vested	31, SOFP 2)	126	73

Revaluation reserves	30	(7,480)	(5,873)

Adjusted shareholders’ equity		15,461	16,649
Perpetual contingent convertible securities	31	500	500

Junior perpetual capital securities	31	1,564	1,564

Perpetual cumulative subordinated bonds	31	454	454

Fixed floating subordinated notes	32	1,345	1,403

Fixed subordinated notes	32	740	804

Trust pass-through securities	33	126	136

Currency revaluation other equity instruments 1)		(1)	54

Hybrid leverage		4,728	4,916

Senior debt 3)	37	1,241	1,738

Senior leverage		1,241	1,738

Total gross financial leverage		5,969	6,653

Total capitalization		21,430	23,303

Gross financial leverage ratio		27.9%	28.6%

Fixed Charge Coverage		8.3 x	7.7 x
1	Other equity instruments that are denominated in foreign currencies are, for purpose of calculating hybrid leverage, revalued to the period-end exchange rate.
2	Non-controlling interests are disclosed in the statement of financial position.
3	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR 0 million (2019: EUR (7) million).

Schedule of Total Distributable Items	The following table shows the composition of the total distributable items:

Distributable items	2020	2019
Equity attributable to shareholders based on IFRS as adopted by the EU	22,815	22,449

Non-distributable items:

Share capital	(320)	(323)

Legal reserves 1)	(9,697)	(8,570)
At December 31	12,797	13,556
1 The legal reserves in respect of the foreign currency translation reserve (FCTR), group companies and the positive revaluations in the revaluation reserves, cannot be freely distributed.

Summary of Minimum of Distributable Items under Dutch Law and the Freely Distributable Capital on the Basis of Solvency Requirements
Besides the distributable items under Dutch law, a second restriction on the possibility to distribute dividends stems from Solvency II (Dutch Supervision act).
Distributable reserves	2020	2019

Reserves available for financial surpervision purposes	18,582	18,470

Solvency requirement under the Financial Supervision Act	9,473	9,173
Total distributable reserves on the basis of solvency requirements	9,109	9,297